Consolidated statements of profit or loss - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest income:
Deposits		$ 10,261	$ 4,472	$ 2,050
At fair value through OCI		545	2,254	6,033
Securities at amortized cost		1,947	2,780	2,371
Loans		213,326	236,392	209,858
Total interest income	[1]	226,079	245,898	220,312
Interest expense:
Deposits		42,847	20,131	11,788
Short and long-term borrowings and debt		63,417	70,558	63,045
Total interest expense	[1]	106,264	90,689	74,833
Net interest income	[1]	119,815	155,209	145,479
Other income:
Fees and commissions, net		17,514	14,306	19,200
Loss on derivative financial instruments and foreign currency exchange, net		(437)	(486)	(23)
(Loss) gain per financial instrument at fair value through profit or loss		(732)	(2,883)	5,731
Gain (loss) on sale of securities at fair value through OCI		249	(356)	363
Gain on sale of loans		181	806	1,505
Other income		1,723	1,378	1,603
Net other income	[1],[2]	18,498	12,765	28,379
Total income	[1]	138,313	167,974	173,858
Expenses:
Impairment loss from expected credit losses on loans at amortized cost		8,859	34,760	17,248
(Recovery) impairment loss from expected credit losses on investment securities		(489)	3	5,290
Impairment loss (recovery) from expected credit losses on loan commitments and financial guarantee contracts		1,069	352	(4,448)
Salaries and other employee expenses		27,653	25,196	30,435
Depreciation of equipment and leasehold improvements		1,578	1,457	1,371
Amortization of intangible assets		838	629	596
Other expenses		16,806	18,532	19,382
Total expenses		56,314	80,929	69,874
Profit for the year	[1]	$ 81,999	$ 87,045	$ 103,984
Earnings per share:
Basic		$ 2.09	$ 2.23	$ 2.67
Diluted		$ 2.08	$ 2.22	$ 2.66
Weighted average basic shares		39,311	39,085	38,925
Weighted average diluted shares		39,329	39,210	39,113

[1]	The numbers set out in these tables have been rounded and accordingly may not total exactly.
[2]	Net other income consists of other income including gains on sale of loans, gains (loss) per financial instrument at FVTPL and FVOCI, derivative instruments and foreign currency exchange.